RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

As at December 31, 2019 and 2018, the amounts due to related parties are unsecured, payable on demand which consist of the following:

	2019	2018
Advances from directors (interest at prime plus 1%)	$160,643	$93,391
Entities controlled by directors (non-interest-bearing)	130,444	88,461
	$291,087	$181,852

Included in convertible debentures and accrued interest is $399,589 (2018 - $369,589) owing to the Chief Executive Officer and to a former director of the Company (note 10).

During the years ended December 31, 2019, 2018 and 2017, the following amounts were charged by related parties.

	2019	2018	2017
Interest charged on amounts due to related parties	$5,452	$4,312	$3,301
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	17,600	28,627
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 14)	28,784	38,279	85,186
	$76,236	$90,191	$147,114

The Company, together with Jackpot Digital Inc. (“Jackpot”), a related company with certain common directors, have entered into an office lease agreement with an arm’s length party (Note 14).

During the year ended December 31, 2017, the Company executed consulting agreements with 27 Red and 4 Touchdowns, entities with former common directors, whereby the Company charged 2019 - $nil (2018 - $nil; and 2017 - $36,377) consulting fees for services provided. The consulting income has been recorded in other income.